LITIGATION AND OTHER LEGAL PROCEEDINGS (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 states	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of states participating in examination of compliance with unclaimed property laws	38
Amount of insurance-related assessment liability	$ 23.7	$ 24.0
Premium tax offset for loss contingency accruals	23.6	24.9
Insurance-related assessment, expense recognized	1.1	2.7	4.3
Operating leases and sponsorship agreements, expense	50.4	44.3	47.5
Former Chief Executive Officers [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferred compensation arrangement with individual, recorded liability	$ 27.2	$ 25.9